SCHEDULE OF FAIR VALUE ASSUMPTIONS (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Fair value of common stock on measurement date	$ 1.00	$ 1.00
Risk-free interest rate		3.30%
Volatility		92.54%
Dividend rate	0.00%	0.00%
Expected term		3 years 6 months
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend rate	0.00%	0.00%
Expected term	5 years	5 years
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk-free interest rate	3.64%
Volatility	224.70%
Expected term	6 years
Maximum [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Fair value of common stock on measurement date	$ 0.72	$ 0.72
Risk-free interest rate	4.00%	4.00%
Volatility	92.87%	92.87%
Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk-free interest rate	3.30%
Volatility	92.54%
Expected term	3 years 6 months
Minimum [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Fair value of common stock on measurement date	$ 0.37	$ 0.62
Risk-free interest rate	2.95%	2.95%
Volatility	88.92%	88.92%